Transamerica Partners International Equity
Transamerica Partners International Equity
Investment Objective:
Seeks to provide a high level of long-term capital appreciation through investments in a diversified portfolio of securities of foreign issuers.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Transamerica Partners International Equity
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Transamerica Partners International Equity
Management fees	[1]	0.75%
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	0.41%
Total annual fund operating expenses	[1]	1.41%
Fee waiver and/or expense reimbursement	[1][2]	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.40%
[1]	The fund invests in securities through an underlying master fund. This table and the example below reflect the direct expenses of the fund and its allocated share of expenses of the underlying master fund.
[2]	Contractual arrangements have been made with the fund's investment adviser, Transamerica Asset Management, Inc., through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.40%, excluding interest expense, brokerage commissions, any and all extraordinary, non-recurring expenses, such as expenses of litigation, and any and all expenses related to the organization of a particular series.

Example:
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Transamerica Partners International Equity	143	443	766	1,686

Portfolio Turnover:
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

During the most recent fiscal year, the portfolio turnover rate for the underlying master fund in which the fund invests was 24% of the average value of its portfolio.

Principal Investment Strategies:
The fund invests in securities through an underlying master fund having the same investment goals and strategies.

Under normal circumstances, the fund invests at least 75% of its net assets in foreign securities or depositary receipts of foreign securities. The fund considers foreign securities to be securities of issuers that, in the opinion of the fund’s sub-adviser, have their principal activities outside the United States or whose securities are traded primarily outside the United States. The fund invests in equity securities of issuers in at least three countries other than the United States. The fund may invest in securities of issuers in developing countries. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and other investments with similar economic characteristics. The fund may also invest in any type or quality of debt securities, including lower-rated securities, and may enter into forward currency exchange contracts for hedging purposes.

The fund may invest in companies of any size, but typically invests primarily in the large and middle range of public company market capitalizations. The fund may also invest in partnership interests. The fund’s sub-adviser invests on an opportunistic basis, where the sub-adviser believes there is intrinsic value. The portfolio typically includes basic value stocks and stocks that, in the sub-adviser’s opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. Securities are sold when the fund needs cash to meet redemptions, or when the sub-adviser believes that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the fund to achieve its objective.

Principal Risks:

Risk is inherent in all investing. Many factors affect the fund's performance. There is no assurance the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

  Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the fund’s yield will go down. To the extent that the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.
  Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Junk bonds have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
  Currency – The value of the fund’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
  Currency Hedging – The fund may hedge its currency risk using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.
  Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. The fund may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.
  Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
  Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.
  Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
  Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.
  Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
  Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
  High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
  Interest Rate – Interest rates may go up, causing the value of the fund’s investments to decline. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
  Manager – The sub-adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Market – The market prices of the fund's securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Portfolio Selection – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.
  Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.
  Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
  Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance:
The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericapartners.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	06/30/2009	23.63%
Worst Quarter:	12/31/2008	-24.34%

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners International Equity	(14.01%)	(7.30%)	2.29%	Jan. 19, 1996
Transamerica Partners International Equity Morgan Stanley Capital International All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	(13.33%)	(2.48%)	6.76%